FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 7,068	$ 6,021
Fair value	7,068	5,937
Carrying value	62,406	62,047
Fair value	62,553	62,227
Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	55,327	54,717
Fair value	55,474	54,897
Capital securities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,226	2,170
Fair value	2,226	2,170
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	859	863
Fair value	859	863
Derivatives | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	277	272
Fair value	277	272
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	221	416
Fair value	221	416
Accounts payable and other | Accounts payable | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	500	437
Fair value	500	437
Accounts payable and other | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,097	2,110
Fair value	2,097	2,110
Loans and notes payable | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	899	1,062
Fair value	899	1,062
Held for sale | Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,006	380
Held for sale | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	76	16
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	225	216
Fair value	225	216
Other non-current assets | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,200	1,612
Fair value	2,200	1,612
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	111	72
Fair value	111	72
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	356	241
Fair value	356	241
Other non-current assets | FVTOCI | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	108	86
Fair value	108	86
Accounts receivable and other | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	107
Fair value	0	107
Accounts receivable and other | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	33	164
Fair value	33	164
Accounts receivable and other | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,128	758
Fair value	1,128	674
Accounts receivable and other | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	331	292
Fair value	331	292
Accounts receivable and other | Amortized cost | Held for sale | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	276	5
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,576	2,473
Fair value	$ 2,576	$ 2,473